Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—87.8%
		Banking—15.0%
$ 5,000,000		Access Bank PLC, 6.500%, 8/25/2023	2/24/2023	$ 4,903,000	$ 4,965,848
EUR 8,500,000		Akbank T.A.S., 7.154%, 11/2/2023	5/8/2023- 5/24/2023	9,164,594	9,275,203
$10,000,000	[2]	Banco Do Brasil SA, 6.439% (SOFR +1.100%), 8/11/2023	11/24/2022	10,000,000	10,000,000
5,000,000		Banco Santander (Brasil) SA, 5.998%, 8/10/2023	5/25/2023	5,000,000	5,002,789
10,000,000		Banco Santander (Brasil) SA, 6.136%, 12/15/2023	5/17/2023	10,000,000	9,996,225
EUR 5,000,000	[2]	Denizbank AS, 6.853% (3-month EURIBOR +0.034%), 11/22/2023	4/24/2023	5,513,165	5,456,002
$12,000,000	[2]	Joint Stock Commercial Bank Agrobank, 9.456% (SOFR +4.500%), 10/13/2023	10/17/2022- 3/7/2023	12,000,000	12,071,999
EUR 3,000,000		QNB Finansbank AS/Turkey, 6.937% (6-month EURIBOR +3.475%), 12/1/2023	4/24/2023	3,310,439	3,273,601
4,500,000		QNB Finansbank AS/Turkey, 6.962% (6-month EURIBOR +3.500%), 5/30/2024	5/24/2023	4,742,226	4,813,694
$ 4,655,000	[2]	Sonangol Finance Ltd. (“SFL”), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, Term Loan, Series 2025 TF, 9.393% (1-month USLIBOR +4.200%), 1/29/2025	5/24/2023	4,621,275	4,655,000
EUR 3,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 7.218% (6-month EURIBOR +3.400%), 6/18/2024	4/24/2023	3,310,439	3,273,601
8,750,000		Turikiye Vakiflar Bankasi T.A.O., Turkey, 6.937% (3-month EURIBOR +3.500%), 11/30/2023	5/8/2023- 5/18/2023	9,446,109	9,548,003
5,000,000		Turkiey Ihracat Kredi Bankasi A.S., 7.313%, 11/16/2023	5/8/2023	5,464,221	5,456,002
		TOTAL			87,787,967
		Basic Industry - Forestry/Paper—0.0%
$ 75,000	[2]	Bahia Cellulose, 8.156% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	75,112	75,000
		Basic Industry - Metals/Mining Excluding Steel—6.9%
5,400,000	[2]	China Hongqiao Group Ltd., 9.017% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	5,400,000	5,400,000
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 8.100% (SOFR +3.050%), 6/8/2025	7/31/2018- 7/6/2021	5,507,949	5,508,164
11,224,750		Mosaic Fertilizantes P&K Ltd., Brazil and/or Mosaic Feritilizantes Ltd, 6.000%, 10/31/2023	2/21/2023- 5/10/2023	10,953,696	11,213,315
10,000,000	[2]	PJSC Acron, 6.870% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	10,000,000	9,789,590
8,000,000	[2]	PJSC MMC Norilsk Nickel, 6.550% (SOFR +1.400%), 2/20/2025	11/30/2020- 10/22/2021	7,958,425	7,627,264
700,000	[2]	Tasiast Mauritanie Ltd. SA, 8.500% (6-month USLIBOR +0.042%), 12/15/2027	10/15/2020	700,000	700,000
		TOTAL			40,238,333
		Building & Development—0.7%
4,275,000	[2]	IHS Zambia Ltd., 10.248% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,269,537	4,193,500
		Building Materials—0.5%
3,254,308		Cemex S.A.B de C.V., 6.440%, 9/26/2023	4/4/2023	3,153,588	3,206,102
		Communications - Telecom Wirelines—0.6%
EUR 3,200,000	[2]	Telekom Srbija a.d. Beograd, 8.710% (6-month EURIBOR +4.950%), 6/1/2026	5/30/2023	3,433,440	3,491,841
		Consumer Goods - Food - Wholesale—0.9%
$ 206,250	[2]	Ghana Cocoa Board, 9.798% (6-month USLIBOR +4.400%), 11/12/2024	8/11/2021	206,250	199,962
4,735,294	[2]	International Beverage Tashkent, 9.811% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	4,735,294	4,735,294
894,737	[2,3,4,5]	Vicentin SAIC II, 11.260% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	134,211
		TOTAL			5,069,467

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—8.9%
$11,000,000	[2]	Azule Energy Holding Ltd., 9.550% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	$10,920,000	$ 10,986,704
11,000,000	[2]	CC Energy Development Ltd., 8.914% (SOFR +3.750%), 7/1/2028	8/31/2022	11,000,000	11,000,000
8,423,441	[2]	FPF005 PTE Ltd. Singapore, Inc., 8.138% (3-month USLIBOR +2.600%), 8/13/2024	6/16/2022	8,383,791	8,423,441
153,846	[2]	SOCAR Energy ’18, 7.536% (3-month USLIBOR +2.200%), 11/8/2023	11/26/2019	153,154	153,846
5,000,000	[2]	SOCAR Energy, 8.563% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
6,145,626	[2]	Sonangol Finance Ltd., 9.443% (1-month USLIBOR +4.250%), 12/20/2023	12/16/2022	6,091,722	6,133,187
3,800,000	[2]	Sonangol Finance Ltd., 10.467% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021	3,762,000	3,800,000
6,666,667	[2]	State Oil Co Of The Azer, 7.940% (6-month USLIBOR +2.700%), 2/22/2024	5/4/2021- 3/7/2023	6,606,417	6,661,792
		TOTAL			52,158,970
		Energy - Gas Distribution—3.4%
4,525,719	[2]	Papua New Guinea Liquefied Natural Gas Global Company, 9.400% (6-month USLIBOR +3.500%), 6/15/2026	4/14/2023	4,480,462	4,525,719
1,444,632	[2]	Papua New Guinea Liquefied Natural Gas Global Company, 9.900% (6-month USLIBOR +4.250%), 6/15/2024	4/14/2023	1,444,632	1,444,632
12,597,990	[2]	Venture Global Calcasieu Pass LLC, 7.287% (1-month USLIBOR +2.625%), 8/19/2026	1/28/2021- 2/10/2023	12,556,904	12,597,990
1,137,333	[2]	Venture Global Plaquemines LNG LLC, 7.077% (SOFR +1.975%), 5/25/2029	12/15/2022	1,137,333	1,137,333
		TOTAL			19,705,674
		Energy - Integrated Energy—1.1%
1,914,248	[2]	Staatsolie Maatschappij Suriname NV, 10.829% (3-month USLIBOR +2.500%), 1/25/2028	6/30/2021	1,914,248	1,914,248
4,286,615	[2]	Staatsolie Maatschappij Suriname NV, 7.400% (SOFR +2.600%), 1/25/2028	6/30/2021	4,286,615	4,286,615
		TOTAL			6,200,863
		Energy - Oil Refining and Marketing—5.9%
184,914	[2]	Dangote, 11.735% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	182,684	184,741
671,141	[2]	Preem AB, 8.934% (1-month USLIBOR +3.850%), 6/21/2025	6/20/2023	671,141	671,141
8,045,482	[2]	Trafigura Pte Ltd., 7.084% (1-month USLIBOR +2.000%), 9/30/2023	9/23/2022	8,045,482	8,045,482
5,250,000	[2]	Trafigura Pte Ltd., AUS, 6.418% (1-month USLIBOR +2.000%), 6/30/2024	12/20/2022	5,250,000	5,250,000
5,750,000	[2]	Trafigura Pte Ltd., NZ, 7.174% (1-month USLIBOR +2.000%), 5/5/2024	12/20/2022- 1/20/2023	5,750,000	5,750,000
2,971,698	[2]	Yinson Bergenia Production, 8.945% (90-DAY AVERAGE SOFR +3.900%), 6/10/2028	3/6/2023- 6/21/2023	2,971,698	2,968,612
12,000,000	[2]	Yinson Boronia Production, 8.523% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	12,000,000	12,000,000
		TOTAL			34,869,976
		Farming & Agriculture—0.6%
3,499,368	[2]	Cocobod PXF 2023 Facility Drawdown, 6.834% (SOFR +1.750%), 8/31/2023	11/30/2022- 3/13/2023	3,499,368	3,499,368
		Foreign Sovereign—17.2%
5,000,000		African Export-Import Bank (Afreximbank), 6.187%, 4/29/2024	5/1/2023	5,000,000	4,996,561
5,628,375		Bangladesh, Government of, 6.181%, 7/31/2023	12/29/2022- 1/25/2023	5,628,375	5,627,865
EUR 412,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 7.883% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	452,046	449,575
$ 1,333,800	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 11.510% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	1,347,138	1,333,800
EUR 5,200,000	[2]	Benin, Government of, 8.182% (6-month EURIBOR +4.300%), 12/21/2026	12/23/2021	5,893,941	5,674,242
4,800,000		Benin, Government of, 8.182%, 12/21/2026	12/21/2021	5,415,841	4,891,871
7,000,000		Burkina Faso, Government of, 3.600%, 3/1/2024	3/22/2023- 5/31/2023	7,612,198	7,638,402

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 5,000,000		Cote D’Ivoire, Government of, 5.355%, 5/22/2024	4/24/2023	$ 5,513,165	$ 5,456,002
3,500,000		Cote D’Ivoire, Government of, 8.880%, 12/31/2025	2/3/2023	3,778,074	3,836,012
10,001,000	[2]	Cote D’Ivoire, Government of, 7.443% (3-month EURIBOR +2.900%), 12/7/2023	5/17/2022- 6/21/2022	10,545,523	10,913,095
4,000,000	[2]	Cote D’Ivoire, Government of, 7.519% (1-month EURIBOR +4.050%), 12/13/2023	3/9/2023	4,222,766	4,364,801
$ 1,940,973		Egypt, Government of, 3.680%, 11/24/2023	7/4/2022- 11/20/2022	1,940,973	1,887,398
9,899,317		Egypt, Government of, 7.427%, 5/24/2024	1/3/2023- 5/24/2023	9,871,817	9,458,404
6,000,000	[2]	Energy Development Oman, 7.584% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	5,969,544	6,000,000
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 7.622% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	4,114,075	2,899,686
3,889,200	[2]	MOF Ivory Coast, 8.880% (6-month EURIBOR +0.037%), 12/28/2023	9/4/2019- 8/25/2021	4,501,364	4,128,675
8,000,000	[2]	Senegal, Government of, 7.819% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	8,596,798	8,729,603
$ 187,500	[2]	Sharjah Govt., 6.698% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	186,562	187,500
EUR 1,938,256		Societe Nationale d’Electricite du Senegal, 4.450%, 10/2/2023	4/3/2023	2,113,960	2,115,026
$10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (“MOF”), 11.413% (3-month USLIBOR +5.950%), 12/30/2023	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			100,588,518
		Government Agency—1.8%
EUR 9,979,180		Republic of Senegal, represented by the Ministry of Economy, Planning & Corporation, 6.745%, 4/5/2024	1/11/2023- 4/17/2023	10,829,149	10,820,833
		Lease—2.3%
$ 4,805,675	[2]	AerCap Holdings NV, 6.988% (3-month USLIBOR +1.450%), 12/31/2025	11/23/2021	4,808,986	4,791,364
9,000,000	[2]	Far East Horizon Ltd., 6.908% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	9,000,000
		TOTAL			13,791,364
		Machinery—2.4%
8,789,736		Dover Corporation and its subsidiaries, 5.885%, 11/6/2023	4/13/2023- 6/27/2023	8,649,401	8,884,854
5,115,948		MTD Products, Inc. and other subsidiaries of the Parent, 5.875%, 8/30/2023	4/24/2023- 5/11/2023	5,033,582	5,100,531
		TOTAL			13,985,385
		Metals & Mining—1.7%
10,000,000	[2]	Navoi Mining and Metallurgical Company, 9.815% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	11/24/2022	9,999,500	10,000,000
		Oil Field Services—1.7%
9,898,069	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 7.620% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022- 11/4/2022	9,900,854	9,898,069
		Packaging—1.5%
8,666,253		Westrock Shared Services, LLC and other subsidiaries of the Parent, 5.848%, 10/2/2023	4/27/2023- 6/26/2023	8,527,694	8,666,253
		Supranational—2.6%
9,000,000	[2]	Africa Finance Corp., 6.059% (3-month USLIBOR +0.900%), 1/17/2025	3/11/2022	9,000,000	9,000,000
1,246,342		African Export-Import Bank (Afreximbank), 2.947%, 9/5/2023	9/6/2022	1,246,343	1,242,953
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.614% (90-DAY AVERAGE SOFR +1.350%), 8/23/2024	2/9/2023	4,936,750	4,861,572
		TOTAL			15,104,525
		Technology & Electronics - Tech Hardware & Equipment—0.7%
4,172,902		Datatec PLC, 5.650%, 9/15/2023	6/12/2023- 6/16/2023	4,091,771	4,169,157

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—5.7%
$10,000,000	[2]	IHS Holding Ltd., Cayman Islands, Inc., 8.989% (SOFR +3.750%), 10/28/2025	12/13/2022	$ 9,795,000	$ 10,000,000
6,100,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 9.242% (SOFR +4.000%), 8/10/2027	11/21/2022	6,951,000	6,661,273
EUR 7,000,000	[2]	PTI Iberica IV, Spanish, Inc., 7.450% (3-month EURIBOR +0.035%), 6/26/2028	9/28/2021- 12/22/2022	7,114,888	7,005,626
8,750,000	[2]	TDC Net A/S, 4.954% (3-month EURIBOR +2.300%), 2/2/2027	3/28/2023	9,491,567	9,548,003
		TOTAL			33,214,902
		Transportation - Airlines—0.2%
$ 1,286,773	[2]	Avolon Aerospace, 3.026% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	1,346,375	1,223,217
		Transportation - Transport Infrastructure/Services—2.2%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 9.443% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,001	8,227,480
$ 5,000,000	[2]	Impala Terminals Switzerland SAR, 8.060% (SOFR +1.900%), 8/13/2025	3/28/2023	4,901,667	4,910,656
		TOTAL			13,138,136
		Utility - Electric—1.3%
EUR 7,000,000	[2]	Eesti Energia AS, 7.784% (3-month EURIBOR +4.500%), 5/11/2028	5/5/2023	7,712,249	7,638,402
		Utility - Electric-Generation—2.0%
$ 5,040,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 10.550% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	4,989,600	5,037,377
1,666,666	[2]	Karpower International B.V., 13.843% (6-month USLIBOR +8.500%), 11/16/2023	2/21/2023	1,667,417	1,664,938
2,162,000	[2]	Karpower International DMCC (opco, Dubai) (“Karpower Reef”), 11.742% (SOFR +6.500%), 6/30/2026	5/10/2023	2,134,975	2,150,458
1,935,272	[2]	Karpowership, 9.735% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	1,915,921	1,941,454
339,312	[2]	SMN Barka Power Company S.A.O.C., 6.496% (6-month USLIBOR +1.250%), 3/28/2024	12/2/2020	312,167	334,662
769,231	[2]	The Sharjah Electricity and Water Authority, 7.448% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	767,884	769,231
		TOTAL			11,898,120
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $516,673,491)			514,633,942
		INVESTMENT COMPANY—9.5%
55,565,694		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[6] (IDENTIFIED COST $55,545,635)			55,554,581
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $572,219,126)			570,188,523
		OTHER ASSETS AND LIABILITIES - NET—2.7%[7]			15,713,247
		TOTAL NET ASSETS—100%			$585,901,770
At June 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/14/2023	State Street Bank & Trust Co.	3,200,000	EUR	$3,446,041	$(47,300)
7/14/2023	State Street Bank & Trust Co.	1,400,000	EUR	$1,499,332	$(29,005)
7/14/2023	Bank Of New York	4,987,500	EUR	$5,350,415	$(94,285)
7/14/2023	State Street Bank & Trust Co.	62,242,250	EUR	$67,081,902	$(866,046)
7/27/2023	Barclays Bank	73,886,000	EUR	$81,179,080	$468,164
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(568,472)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $877,551 and $1,034,923, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2023	$90,363,791
Purchases at Cost	$80,248,092
Proceeds from Sales	$(115,056,960)
Change in Unrealized Appreciation/Depreciation	$(6,499)
Net Realized Gain/(Loss)	$6,157
Value as of 6/30/2023	$55,554,581
Shares Held as of 6/30/2023	55,565,694
Dividend Income	$958,147

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2023, these restricted securities amounted to $514,633,942, which represented 87.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$514,633,942	$514,633,942
Investment Company	55,554,581	—	—	55,554,581
TOTAL SECURITIES	$55,554,581	$—	$514,633,942	$570,188,523
Other Financial Instruments[1]
Assets	$—	$468,164	$—	$468,164
Liabilities	—	(1,036,636)	—	(1,036,636)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(568,472)	$—	$(568,472)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2023	$472,021,560
Accreted/amortized discount/premiums	785,756
Realized gain (loss)	695,914
Change in unrealized appreciation/depreciation	1,799,484
Purchases	189,344,686
(Sales)	(150,013,458)
Balance as of 6/30/2023	$514,633,942
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2023	$1,792,985

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate